Other gains/(losses) (Tables)	12 Months Ended
Jun. 30, 2023
Other Gainslosses
Schedule of gain (loss) on sale of assets
	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Australia solar projects	30	23	(165)
ISS Joint Venture - 50% share of discontinued projects	-	-	(6,950)
Gain on acquisition of remaining 50% ISV from ISS	-	-	7,848
Other gains/(losses)	-	(36)	36
Total gain/(loss) on Solar Development	30	(13)	769

Schedule of other operating income

	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Amortization of intangible assets	831	850	815
Depreciation of property, plant and equipment	750	770	638
Auditors’ remuneration - audit fees	218	177	163
Auditors’ remuneration - tax services	8	12	12
Directors’ emoluments	719	693	676
(Gain)/loss on disposal of assets	(30)	13	(769)